Capital Management - Summary of Company's Capital Structure (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Regulated Operations [Abstract]
Long-term debt payable within one year	$ 731	$ 752
Short-term notes payable	1,252	926
Bank indebtedness	0	3
Less: cash and cash equivalents	(492)	0	$ (48)
Net Long-term debt payable within one year	1,491	1,681
Long-term debt	9,978	9,315
Preferred shares	486	486
Common shares	4,312	4,856
Retained earnings	5,137	5,183
Total capital	$ 21,404	$ 21,521